Income Tax	6 Months Ended
Jun. 30, 2024
Income Tax [Abstract]
INCOME TAX

Note 12 - INCOME TAX

British Virgin Islands (“BVI”)

Under the tax laws of BVI, AGM Holdings and AGM Software are not subject to tax on income or capital gain. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the BVI.

Hong Kong

Under the tax laws of Hong Kong, AGM Technology, and AGM Defi Tech is subject to tax at 16.5% on the assessable profits arising in or derived from Hong Kong or 8.25% if the net profit under $2,000,000 for 2019 and beyond, and allowed to offset their future tax taxable income with taxable operating losses with carried forward indefinitely. Based on a review of surrounding facts and circumstances, the revenue generated from AGM Technology belongs to offshore revenue as its operation is in mainland China instead of in Hong Kong, and therefore AGM Technology was considered as a PRC resident enterprise.

Singapore

Under the tax laws of Singapore, AGM Defi Lab are subject to tax at 10% on income or capital gain.

China

On March 16, 2007, the National People’s Congress passed the Enterprise Income Tax Law (“the China EIT Law”), which was effective as of January 1, 2008. Companies incorporated in China are allowed to offset future tax taxable income with taxable operating losses carried forward in a 5-year period.

The China EIT Law also provides that an enterprise established under the laws of foreign countries or regions but whose “de facto management body” is located in China be treated as a resident enterprise for PRC tax purpose and consequently be subject to China income tax at the rate of 25% for its worldwide income. The Implementing Rules of the China EIT Law merely defines the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” On April 22, 2009, China State Administration of Taxation further issued a notice entitled “Notice regarding Recognizing Offshore-Established Enterprises Controlled by PRC Shareholders as Resident Enterprises Based on Their place of Effective Management.” Under this notice, a foreign company controlled by a PRC company or a group of PRC companies shall be deemed as a PRC resident enterprise, if (i) the senior management and the core management departments in charge of its daily operations mainly function in China; (ii) its financial decisions and human resource decisions are subject to decisions or approvals of persons or institutions in China; (iii) its major assets, accounting books, company sales, minutes and files of board meetings and shareholders’ meetings are located or kept in China; and (iv) more than half of the directors or senior management personnel with voting rights reside in China. Based on a review of surrounding facts and circumstances, the Company believes that there is an uncertain tax position as to whether its operations outside of China will be considered a resident enterprise for PRC tax purposes due to limited guidance and implementation history of the China EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC tax on worldwide income at a uniform tax rate of 25%. For the six months ended June 30, 2024 and the year ended December 31, 2023,the Company has evaluated this uncertain tax position and recorded a tax liability on the Condensed Consolidated Balance Sheet.

The China EIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the previous income tax regulations. British Virgin Islands, where the Company is incorporated, did not have such tax treaty with China.

AGM Beijing, AGM Tianjin, Nanjing Lucun, Beijing Keen Sense, and AGM Bixin are subject to 25% China statutory tax rate. AGM Beijing, AGM Tianjin, Nanjing Lucun, Beijing Keen Sense, AGM Bixin, AGM Holdings, AGM Software, and AGM Defi Tech incurred net loss for the six months ended June 30, 2024 .

The provision for income taxes consisted of the following:

	For The Six Months Ended June 30,
	2024	2023
Current	$(307,348)	$(254,549)
Deferred	3,703,105	(5,486,218)
Total	$3,395,757	$(5,740,767)

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For The Six Months Ended June 30,
	2024	2023
Statutory income tax rate	25%	25%
Tax effect of different tax rates in other jurisdictions	(1)%	1%
Tax effect of non-deductible expenses	0%	0%
Changes in valuation allowance	0%	0%
Effective tax rate	24%	26%

The summary of cumulative net operating losses carried forward for the Company’s subsidiaries in different regions is as follows:

	For The Six Months Ended June 30,
	2024	2023
PRC Region	$28,757	$-
HK Region	2,569	1,934
Singapore Region	6,440	6,444
Total cumulative net operating loss carry-forward	$37,766	$8,378

Components of the Company’s net deferred tax assets are set forth below:

	June 30,	December 31,
	2024	2023
Deferred tax assets:
Net operating loss carry-forwards	$8,476	$1,121
Allowance for credit losses	2,152,715	2,142,711
Provision of advances to suppliers	8,699,189	5,012,179
Lease liability	-	-
Total of deferred tax assets	$10,860,380	$7,156,011
Less: valuation allowance	(1,286)	-
Net deferred tax assets	$10,859,094	$7,156,011

Defer tax liabilities:	-	-
Right-of-use assets	$-	$-
Total deferred tax liabilities	-	-
Deferred tax assets, net	$10,859,094	$7,156,011

As of June 30,2024 and December 31, 2023, net deferred tax assets, net of the Company were of $10,859,094 and $7,156,011, respectively, which was consisted of allowance for credit losses, provision of advances to suppliers and operating loss carry-forwards. As of June 30, 2024, the Management believes that the Company’s cumulative losses arising from recurring business of strading ubsidiaries constituted significant strong evidence that most of the deferred tax assets would be realizable, and therefore, no valuation allowance was accrued accordingly over those subsidiaries. Valuation allowance was fully accrued for subsidiaries not generating income apart from AGM Bixin for the six months ended June 30, 2024. As of June 30, 2024 and December 31, 2023, valuation allowance was $1,286 and nil.

Accounting for Uncertainty in Income Taxes

The Company and certain subsidiaries are established in various foreign countries with significant operations located in China. The Company might not be subject to PRC income tax and did not pay any income tax to PRC however it is uncertain as to whether China tax authority may take different views about the Company’s tax positions which may lead to additional tax liabilities.

The tax authority of China Government conducts periodic and ad hoc tax filing reviews on business enterprises operating in China after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change. It is therefore uncertain as to whether China tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the company’s tax position and recognized liabilities for uncertain tax positions for the six months ended June 30, 2024 and he years ended December 31, 2023, 2022 and 2021, and the period from inception (April 27, 2015) to December 31, 2015. The Company recognized liabilities for uncertain tax positions, which was included in income tax payable on the Condensed Consolidated Balance Sheets as of June 30,2024 and December 31, 2023.

The activity of the unrecognized tax positions related to the Company’s uncertain tax positions is summarized as follows:

	June 30,	December 31,
	2024	2023
Gross beginning balance	6,961,166	6,567,028
Gross increase to tax positions in the current period	307,348	394,138
Gross ending balance	7,268,514	6,961,166

There were no interests and penalties in relation to the Company uncertain tax positions for June 30, 2024, December 31, 2023 and 2022.